Income Taxes	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE I - INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2025 and 2024, as follows:

(in thousands)	2025	2024
Income tax expense (benefit) at the statutory rate	$54	$(411)
Increase (decrease) resulting from:
Cash surrender value of life insurance	(18)	(18)
State income tax expense (benefit)	13	(30)
Goodwill Impairment	-	199
Other	8	21
	$57	$(239)

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2025	2024
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$542	$531
Unfunded Commitments	15	14
Accrued expenses	45	44
Fair value accounting adjustments at acquisition	63	71
Nonaccrued interest on loans	105	115
Unrealized loss on available-for-sale securities	48	112
Depreciation	86	82
Net operating loss carryforwards	45	107
Total deferred tax assets	949	1,076

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(269)	(344)
Deferred loan origination costs	(24)	(57)
Loan servicing rights	(51)	(41)
Accrual to cash adjustment	(101)	(216)
Fair value accounting adjustments on acquisition	(534)	(535)
Total deferred tax liabilities	(979)	(1,193)
Net deferred tax liability	$(30)	$(117)

The Company has federal and state net operating loss carryforward of $0 and $1.1 million at June 30, 2025 and $130,000 and $1.9 million at June 30, 2024, respectively. $240,000 of the state net operating loss expires in June of 2038, while the remaining $900,000 state net operating loss is carried forward indefinitely

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2025 include approximately $5.2 million for which federal and state income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.3 million at June 30, 2025.